Leases (Tables)	3 Months Ended
Oct. 31, 2019
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

The following table presents information about the amount and timing of liabilities arising from the Company’s operating leases as of October 31, 2019:

Maturity of Operating Lease Liabilities
2019	$64,801
2020	39,879
2021	—
2022	—
2023	—
Thereafter	$—
Total undiscounted operating lease payments	$104,680
Less: Imputed interest	6,740
Present value of operating lease liabilities	$97,940